Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Monetary assets
Cash and cash equivalents	$ 1,005,885	$ 1,085,581	$ 818,166	$ 540,217	$ 306,109	$ 546,527
Accounts receivable	15,586		6,217
Long-term investments - common shares held	167,988	$ 127,468	98,190	$ 86,899	$ 245,678	$ 246,026
Long-term investments - warrants held	3,543		785
Other long-term assets	16,919		21,616
Monetary liabilities
Accounts payable and accrued liabilities	7,857		13,553
Lease Liability	10,653
Pension liability	5,267		5,289
Currency risk [member]
Monetary assets
Cash and cash equivalents	2,751		7,833
Accounts receivable	97		160
Long-term investments - common shares held	167,988		98,190
Long-term investments - warrants held	3,543		785
Other long-term assets	0		3,114
Total Canadian dollar denominated monetary assets	174,379		110,082
Monetary liabilities
Accounts payable and accrued liabilities	4,942		9,291
Performance share units	22,882		20,989
Lease Liability	5,317		5,170
Pension liability	5,266		5,289
Total Canadian dollar denominated monetary liabilities	$ 38,407		$ 40,739